Borrowings and financial liabilities - ATLAS convertible bond issue - Atlas 2020 contract (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 19, 2021	Jun. 30, 2021	Apr. 30, 2020
Borrowings and financial liabilities
Balance at beginning of period	€ 23,640
(-) Fees charged on the bond loan	(121)		€ (125)
Balance at end of period	(15,849)	€ 23,640
Amount of agreement				€ 10,000	€ 32,000	€ 24,000
Principal amount of loan outstanding					€ 4,000
2021 Atlas contract
Borrowings and financial liabilities
Balance at beginning of period	6,462
(+) Gross cash inflow	1,920	9,590
(+) Change in fair value of debt	(1,330)	1,221
Conversion	(7,897)	(4,349)
Balance at end of period	2,207	6,462
Principal amount of loan outstanding	4,000
Outstanding loan	12,000
Convertible Notes to Atlas
Borrowings and financial liabilities
Balance at beginning of period		6,627
(+) Change in fair value of debt		(546)
Conversion		€ (6,081)
Balance at end of period			€ 6,627
2021 Atlas contract
Borrowings and financial liabilities
(+) Gross cash inflow	1,900
Principal amount of loan outstanding	2,000
Tranche 4 | 2021 Atlas contract
Borrowings and financial liabilities
Principal amount of loan outstanding	4,000
Atlas Additional Tranches
Borrowings and financial liabilities
Principal amount of loan outstanding	8,000
Atlas Additional Tranches | 2021 Atlas contract
Borrowings and financial liabilities
Principal amount of loan outstanding	€ 8,000